Capital disclosures and analysis of changes in net debt - Disclosure of the Net Debt Ratio (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about hedges [line items]
Gross debt		$ 63,230	$ 58,300	$ 53,168
Debt, net of hedging instruments		63,405	58,997
Less: cash and cash equivalents		25,586	23,484	26,389	$ 29,763
Net debt		37,819	35,513	27,158
Equity	[1]	$ 100,404	$ 96,843	98,387	$ 112,642
Net debt ratio		0.274	0.268
Gain (loss) on change in fair value of borrowings		$ 1,314	$ (805)
Debt Hedges
Disclosure of detailed information about hedges [line items]
Less: fair value asset (liability) of hedges related to finance debta		(175)	(697)	(379)
Gain (loss) on change in fair value of borrowings		1,086	(644)
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		634	1,962	$ 1,617
Net cash flow outflow on finance debt		$ 242	$ 299

[1]	See Note 30 for further information.